Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Ordinary Shares Issued Relating to Achieving Earnings Targets or Rolling Chip Turnover Targets [Table Text Block]
The following summarizes the Ordinary Shares issued relating to achieving earnings targets or rolling chip turnover targets in association with the Company’s acquisitions of AGRL, Kings’ Gaming, Bao Li Gaming and Oriental VIP room:

	Years Ended December 31,
	2014		2013		2012

AGRL	N/A		-	(2)	3,103,000	(1)

King's Gaming (Note 9)	-	(4)	-	(4)	520,000	(3)

Bao Li Gaming (Note 10)	1,250,000	(5)	N/A		N/A

Oriental VIP Room (Note 11)	1,250,000	(6)	N/A		N/A

(1)	AGRL achieved earnings target for the year ended December 31, 2011, therefore 3,103,000 ordinary shares were issued.
(2)	AGRL did not achieve its earnings targets for the year ended December 31, 2012, and therefore no shares were issued.
(3)	The Company issued 520,000 ordinary shares in 2012 relating to King’s Gaming achieving its Gross Profit Target for the year ended December 31, 2011.
(4)	King’s Gaming did not meet its Gross Profit Target for the year ended December 2012 or 2013, and therefore no shares for achieving those performance targets were issued.
(5)
Bao Li achieved the minimum rolling chip target and also reached the incremental earn out rolling chip target for 2013, therefore an aggregate of 1,250,000 ordinary shares were issued in the third quarter of 2014.

(6)
The Oriental VIP Room achieved the minimum rolling chip target and also reached the incremental earn out rolling chip target for 12 months ended June 30, 2014, therefore an aggregate of 1,250,000 ordinary shares were issued in the fourth quarter of 2014.

Restatement Of Weighted Average Basic And Diluted Ordinary Shares And Net Income Loss Per Share [Table Text Block]
Weighted average basic and diluted ordinary shares and net income per share for the year ended December 2012 as originally reported and as adjusted for the bonus element were as follows:

For the year ended December 31, 2012

	As Originally Reported	As Adjusted	Effect of Change

Weighted average basic shares outstanding	42,324,462	45,752,743	3,428,281
Weighted average diluted shares outstanding	42,324,628	45,752,922	3,428,294
Net income per weighted average basic share	$1.66	$1.53	$(0.13)
Net income per weighted average diluted share	$1.66	$1.53	$(0.13)

Dividends Declared [Table Text Block]
The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.

Payment Date	Amount

September 2, 2011	$3,880,406

April 18, 2012	$7,527,988

August 31, 2012	$5,094,140

April 26, 2013	$4,142,199

September 20, 2013	$4,803,178

October 14, 2014	$1,539,260

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
At December 31, 2014 and December 31, 2013, the Company has reserved 5,403,200 and 8,288,990 shares of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	December 31, 2014	December 31, 2013

Officer and Director Shares	28,200	88,990

Contingently Issuable Incentive Shares-King's Gaming	600,000	700,000

Contingently Issuable Incentive Shares-Bao Li Gaming	2,275,000	3,750,000

Contingently Issuable Incentive Shares-Oriental VIP Room	2,500,000	3,750,000

Total	5,403,200	8,288,990